Non-Controlling Interest	9 Months Ended
Sep. 30, 2023
Non-Controlling Interest [Abstract]
Non-Controlling Interest	Non-controlling interest
On January 26, 2022, the Company entered into an agreement with ECO STOR AS (“ECO STOR”) and Morrow Batteries AS (“Morrow”) to form Li-Cycle Norway AS for the purpose of developing a new Spoke facility in southern Norway. Li-Cycle became the majority owner of Li-Cycle Norway AS with a 67% ownership interest, while Nordic-headquartered strategic partners ECO STOR and Morrow held a 31% and 2% ownership interest, respectively.

On June 29, 2023 the Company purchased all shares of Li-Cycle Norway AS held by ECO STOR and Morrow, eliminating all non-controlling interests in the entity. The Company paid $0.4 million for these shares, bringing its ownership interest in Li-Cycle Norway AS from 67% to 100%. This transaction created a loss of $0.6 million which is reflected in equity and had no impact on the Statement of loss and comprehensive loss.

The carrying amount of Li-Cycle Norway AS net assets in the Company's consolidated financial statements on the date of acquisition was $0.6 million.

in millions of US dollars
Carrying amount of NCI acquired ($0.6 million x 33%)	$0.2
Consideration paid to NCI	0.4
A decrease in equity attributable to owners of the Company	$0.6